Earnings Per Share (Details) - Schedule of Basic and Diluted Earning Per Share - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net income attributable to the Company’s ordinary shareholders (US$’000)		$ 36,639	$ 7,822
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	[1]	159,525,286	150,000,000
Basic earnings per share (US$)	[1]	$ 0.23	$ 0.05

[1]	The share and per share data has been retroactively restated to reflect the current capital structure of the Company.